Accrued Liabilities (Schedule of Accrued Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Accrued Liabilities, Current [Abstract]
Accrued compensation and benefits		$ 13,326	$ 10,702
Accrued property and equipment purchases		46,150	26,301
Network expense accruals		70,220	46,767
Other accrued taxes		9,434	11,277
Deferred lease obligations		2,397	2,760
Accrued professional fees		6,560	2,575
Other accruals		14,464	16,719
Total	$ 162,400	$ 162,551	$ 117,101